Other current and non-current assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Current and Non-Current Assets [Member]
Statement [LineItems]
Schedule of Other Current and Non-Current Assets

	December 31, 2019	December 31, 2018
Other current assets
Prepayments and advances	2,930	4,778
Input VAT and other taxes recoverable	3,970	3,758
Other current assets	82	137

Total prepayments and other current assets	6,982	8,673

	December 31, 2019	December 31, 2018
Other non-current assets
Deferred assets from sale and lease back	208	241
Other non-current assets	345	389

Total other non-current assets	553	630